Equity instruments - Changes - (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Balance at beginning of year	€ 120,953	€ 125,708
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (EIGR)	(3,063)	692	€ 2,588
Balance at end of year	108,038	120,953	125,708
Equity instruments
Disclosure of financial assets [line items]
Balance at beginning of year	2,783	2,863	2,671
Net additions (disposals)	(276)	833	177
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (EIGR)	(171)	(917)	(29)
Changes in the RV hedged with micro-hedging transactions	117	4	44
Balance at end of year	€ 2,453	€ 2,783	€ 2,863